UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

THE PAUL REVERE VARIABLE ANNUITY

CONTRACT ACCUMULATION FUND

(Exact name of Registrant as specified in charter)

18 Chestnut Street

Worcester, MA 10608

(Address of principal executive offices)

CT Corporation System

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (508) 792-6358

Date of fiscal year end: December 31

Date of reporting period: June 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.

Board of Managers

The Accumulation Fund

Donald E. Boggs, Chairman

Gordon T. Miller, Vice Chairman

David G. Fussell

Joan Sadowsky

H. C. Goodwin

THE PAUL REVERE VARIABLE ANNUITY

CONTRACT ACCUMULATION FUND

A SEPARATE ACCOUNT OF THE PAUL

REVERE VARIABLE ANNUITY INSURANCE COMPANY

This report and the financial statements attached are submitted for the general information of contract owners and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale of The Paul Revere Variable Annuity Insurance Company contracts. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Semi-Annual Report

June 30, 2003

TO OUR CONTRACT OWNERS AND PARTICIPANTS:

THE PAUL REVERE VARIABLE ANNUITY

CONTRACT ACCUMULATION FUND

VARIABLE ANNUITY CONTRACTS

This mid-year report of the Fund contains the financial statements and portfolio information of the Fund for the period ended June 30, 2003.

The stock market has begun to rally after the most severe bear market since the Great Depression. The economy shows signs of improvement, the Federal Reserve cut interest rates, a federal tax cut is in place, and corporate governance continues to strengthen. Although second quarter earnings on average rose 9.1% compared with the year-earlier period, most companies are expecting only modest improvements over the next quarter or two. We think in the second half of the year performance could shift to higher quality companies. We expect the market will rotate to favor companies with strong management and market shares in their respective industries, since we believe as the economy strengthens, these firms will be among the first to benefit.

Thank you for your continued support.

Sincerely,

/s/ Donald E. Boggs

Donald E. Boggs Chairman, Board of Managers The Paul Revere Variable Annuity Contract Accumulation Fund

The Paul Revere Variable Annuity Contract Accumulation Fund

Financial Statements

(Unaudited)

June 30, 2003

Statements of Assets and Liabilities

(Unaudited)

	As of June 30, 2003
	Series Q	Series N
	(Qualified)	(Non-Qualified)
ASSETS

Investments in securities at market value
(Cost: Series Q 2003—$8,546,906)
(Cost: Series N 2003—$1,518,313)
(see Schedule of Investments)	$8,776,770	$1,546,423
Cash	916	80,475
Dividends and interest receivable	3,834	684
Receivable for investments sold	459,844	10,777

Total assets	9,241,364	1,638,359

LIABILITIES

Payable for investments purchased	437,812	19,855
Payable to The Paul Revere Variable Annuity Insurance Company	32,187	6,460

Total liabilities	469,999	26,315

TOTAL NET ASSETS	$8,771,365	$1,612,044

CONTRACT OWNERS’ EQUITY

Deferred contracts terminable by owner	$6,631,403	$814,725
Currently payable contracts	2,139,962	797,319

Total net assets	$8,771,365	$1,612,044

ACCUMULATION UNITS OUTSTANDING	837,282	158,579

NET ASSET VALUE PER ACCUMULATION UNIT	$10.476	$10.166

See accompanying notes to financial statements.

Statements of Changes in Net Assets

(Unaudited)

	Six Months Ended	Year Ended
	June 30, 2003	December 31, 2002
	Series Q (Qualified)	Series Q (Qualified)
INCREASE (DECREASE) IN NET ASSETS

Operations:
Net investment loss	$(31,052)	$(71,823)
Net realized loss on investments	(255,947)	(3,392,842)
Net increase (decrease) in unrealized appreciation of investments	1,281,480	(579,955)

Increase (decrease) in net assets from operations	994,481	(4,044,620)
Contract receipts:
Gross purchase payments received	6,451	3,217
Deductions from purchase payments	(193)	(48)

Net purchase payments received	6,258	3,169
Payments to contract owners:
Annuity payments to contract owners	113,973	267,259
Terminations and withdrawals to contract owners	98,101	524,495

Total payments to contract owners	212,074	791,754

Net contract payments to contract owners	(205,816)	(788,585)

Total increase (decrease) in net assets	788,665	(4,833,205)

NET ASSETS

Beginning of period	7,982,700	12,815,905

End of period	$8,771,365	$7,982,700

	Six Months Ended	Year Ended
	June 30, 2003	December 31, 2002
	Series N (Non-Qualified)	Series N (Non-Qualified)
INCREASE (DECREASE) IN NET ASSETS

Operations:
Net investment loss	$(8,564)	$(19,214)
Net realized loss on investments	(38,498)	(683,478)
Net increase (decrease) in unrealized appreciation of investments	231,916	(112,246)

Increase (decrease) in net assets from operations	184,854	(814,938)
Payments to contract owners:
Annuity payments to contract owners	36,066	146,533
Terminations and withdrawals to contract owners	300	67,138

Total payments to contract owners	36,366	213,671

Net contract payments to contract owners	(36,366)	(213,671)

Total increase (decrease) in net assets	148,488	(1,028,609)

NET ASSETS

Beginning of period	1,463,556	2,492,165

End of period	$1,612,044	$1,463,556

See accompanying notes to financial statements.

Statements of Operations

(Unaudited)

Six Months Ended
June 30, 2003
Series Q (Qualified)
INVESTMENT LOSS
Income:
Dividends	$33,627
Interest	2,303

Total income	35,930

Expenses:
Mortality and expense risk fees	40,521
Investment management and advisory service fees	20,261
Professional services	6,200

Total expenses	66,982

Net investment loss	(31,052)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss on investments sold	(255,947)
Net increase in unrealized appreciation of investments	1,281,480

Net realized and unrealized gain on investments	1,025,533

Increase in net assets from operations	$994,481

Six Months Ended
June 30, 2003
Series N (Non-qualified)
INVESTMENT LOSS

Income:
Dividends	$6,232
Interest	34

Total income	6,266

Expenses:
Mortality and expense risk fees	7,409
Investment management and advisory service fees	3,704
Professional services	3,720

Total expenses	14,833

Net investment loss	(8,567)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss on investments sold	(38,498)
Net increase in unrealized appreciation of investments	231,916

Net realized and unrealized gain on investments	193,418

Increase in net assets from operations	$184,854

See accompanying notes to financial statements.

Schedule of Investments

June 30, 2003

(Unaudited)

		Series Q (Qualified)				Series N (Non-Qualified)
Securities of	Number			% of	Number			% of
Unaffliated Companies	of		Market	Net	of		Market	Net
	Shares	Cost	Value	Assets	Shares	Cost	Value	Assets
Common Stocks
Aerospace / Defense
Northrop Grumman Corporation	420	$50,124	$36,242	0.41%	140	$16,572	$12,081	0.75%

Beverages
PepsiCo, Inc.	3,290	140,858	146,405	1.67%	650	27,731	28,925	1.79%

Broadcasting & Media
AOL Time Warner, Inc. *	8,900	126,906	143,201		1,640	21,307	26,388
Clear Channel Communications, Inc. *	3,160	113,427	133,952		500	17,706	21,195
Comcast Corporation Class A *	2,500	67,935	75,450		400	10,425	12,072
Comcast Corporation Special Class A *	1,790	44,320	51,606		340	8,418	9,802
Cox Communications, Inc. *	1,500	46,824	47,850		300	9,369	9,570
E. W. Scripps Company	460	36,531	40,811		40	3,090	3,549
New York Times Company	1,680	77,705	76,440		390	18,039	17,745
Tribune Company	1,800	82,977	86,940		200	9,299	9,660
Viacom, Inc. Class B *	4,110	178,430	179,443		696	30,411	30,387
Westwood One, Inc. *	1,600	55,352	54,288		300	10,528	10,179

		830,407	889,981	10.15%		138,592	150,547	9.34%

Business Services
Lamar Advertising Company *	1,660	54,300	58,449		280	9,212	9,859
Marsh & McLennan Companies, Inc.	300	15,594	15,321		100	5,198	5,107

		69,894	73,770	0.84%		14,410	14,966	0.93%

Chemicals
Praxair Inc.	460	26,447	27,646	0.32%	80	4,746	4,808	0.30%

Computer—Systems & Services
BISYS Group, Inc. *	3,520	63,929	64,662		680	11,712	12,492
Cadence Design Systems, Inc. *	2,900	46,468	34,974		610	10,951	7,357
Cisco Systems, Inc. *	16,140	449,193	267,763		3,030	91,119	50,268
Dell Computer Corporation *	4,430	105,371	141,583		780	19,453	24,929
DST Systems, Inc. *	900	31,066	34,200		200	6,891	7,600
First Data Corporation	2,260	77,865	93,654		420	15,259	17,405
International Business Machines Corporation	2,380	193,506	196,350		390	31,550	32,175
Microsoft Corporation	13,780	361,925	352,906		2,500	65,998	64,025
Network Associates, Inc. *	2,700	40,163	34,236		500	7,470	6,340
Oracle Corporation *	13,140	166,145	157,943		2,450	30,214	29,449
PeopleSoft Inc. *	4,430	80,347	77,924		840	15,631	14,775
SunGard Data Systems, Inc. *	3,330	83,196	86,280		580	14,908	15,028
Symantec Corporation *	300	13,205	13,158		100	4,415	4,386
Veritas Software Corporation *	5,665	214,206	162,416		1,020	37,963	29,243
Yahoo!, Inc. *	1,200	23,995	39,312		300	6,155	9,828

		1,950,580	1,757,361	20.04%		369,689	325,300	20.18%

Consumer Goods & Services
Avon Products, Inc.	2,130	104,739	132,486		470	23,192	29,234
Gillette Company	720	22,067	22,939		190	5,631	6,053
InterActiveCorp *	2,400	59,044	94,968		400	9,333	15,828
Procter & Gamble Company	1,000	85,072	89,180		200	17,248	17,836

		270,922	339,573	3.87%		55,404	68,951	4.28%

Education
Apollo Group, Inc. *	500	22,042	30,880	0.35%	100	4,472	6,176	0.38%

See accompanying notes to financial statements.

Schedule of Investments (continued)

June 30, 2003

(Unaudited)

		Series Q (Qualified)				Series N (Non-Qualified)
	Number			% of	Number			% of
	Of		Market	Net	Of		Market	Net
	Shares	Cost	Value	Assets	Shares	Cost	Value	Assets
Energy
BJ Services Company *	1,100	$37,704	$41,096		200	$6,861	$7,472
Schlumberger Ltd.	1,700	67,918	80,869		300	12,137	14,271

		105,622	121,965	1.39%		18,998	21,743	1.35%

Financial Institutions
American Express Company	1,100	46,647	45,991		200	8,513	8,362
Bank of New York Company, Inc.	2,200	59,286	63,250		400	10,759	11,500
Citigroup, Inc.	5,424	193,501	232,147		996	37,000	42,629
Fannie Mae	2,000	145,465	134,880		400	29,014	26,976
Goldman Sachs Group, Inc.	1,710	123,221	143,212		280	20,547	23,450
Mellon Financial Corporation	3,190	102,577	88,523		650	20,685	18,037
Merrill Lynch & Company, Inc.	3,080	136,428	143,774		570	25,278	26,608
SLM Corporation	2,340	72,988	91,658		270	8,336	10,576

		880,113	943,435	10.76%		160,132	168,138	10.43%

Food
Aramark Corporation Class B *	1,800	40,730	40,356		300	6,993	6,726
Outback Steakhouse, Inc.	900	32,893	35,100		100	3,676	3,900
Starbucks Corporation *	800	19,593	19,616		100	2,443	2,452

		93,216	95,072	1.08%		13,112	13,078	0.81%

Industrial Conglomerates
3M Company	930	90,518	119,951		210	22,842	27,086
General Electric Company	7,150	214,595	205,062		1,260	38,446	36,137

		305,113	325,013	3.71%		61,288	63,223	3.92%

Insurance
ACE Ltd. ADR	1,890	63,248	64,808		360	11,819	12,344
Hartford Financial Services Group, Inc.	800	37,573	40,288		200	9,393	10,072
MetLife, Inc.	1,240	35,162	35,117		190	5,449	5,381
Travelers Property Casualty Corporation	6,374	106,219	101,347		1,237	20,400	19,668
XL Capital Ltd.	1,290	110,486	107,070		170	14,796	14,110

		352,688	348,630	3.97%		61,857	61,575	3.82%

Leisure & Tourism
Starwood Hotels & Resorts	2,250	64,545	64,328	0.73%	420	13,914	12,008	0.74%

Medical & Health Products
Abbott Laboratories	4,500	181,848	196,920		700	28,161	30,632
Amgen, Inc. *	3,880	181,563	259,882		850	40,207	56,933
AmerisourceBergen Corporation	600	31,748	41,610		100	5,291	6,935
Biogen, Inc. *	1,500	58,350	57,000		300	11,569	11,400
Boston Scientific Corporation *	600	26,360	36,660		100	4,393	6,110
Caremark Rx, Inc. *	1,500	30,051	38,520		300	5,932	7,704
Eli Lilly and Company	550	34,222	37,933		90	5,198	6,207
Express Scripts, Inc. *	820	42,447	55,932		130	6,911	8,867
Genentech, Inc. *	1,500	52,666	108,180		270	9,481	19,472
Genzyme Corp. *	1,030	31,232	43,054		160	4,610	6,688
Johnson & Johnson	2,660	148,584	137,522		350	19,724	18,095
Medtronic, Inc.	2,250	102,046	107,933		380	17,619	18,229
Pfizer, Inc.	9,160	311,571	312,814		1,750	58,943	59,762
Wyeth	2,900	125,559	132,095		500	21,355	22,775

		1,358,247	1,566,055	17.85%		239,394	279,809	17.36%

See accompanying notes to financial statements.

Schedule of Investments (continued)

June 30, 2003

(Unaudited)

		Series Q (Qualified)				Series N (Non-Qualified)
	Number			% of	Number			% of
	Of		Market	Net	Of		Market	Net
	Shares	Cost	Value	Assets	Shares	Cost	Value	Assets
Semiconductors
Analog Devices, Inc. *	4,370	$162,829	$152,163		820	$30,405	$28,552
Intel Corporation	1,680	29,165	34,917		320	5,555	6,651
Linear Technology Corporation	2,210	71,053	71,184		450	14,321	14,494
Maximum Integrated Products *	1,840	87,710	62,910		370	17,091	12,650
Microchip Technology, Inc.	1,800	42,988	44,100		400	9,448	9,800
Novellus Systems, Inc. *	1,250	47,698	45,776		280	10,132	10,254
Texas Instruments, Inc.	2,130	54,354	37,488		390	10,276	6,864

		495,797	448,538	5.11%		97,228	89,265	5.54%

Stores
Brinker International, Inc. *	1,000	31,115	36,020		200	6,227	7,204
CVS Corporation	2,600	65,858	72,878		500	12,674	14,015
Home Depot, Inc.	6,470	197,417	214,286		1,240	38,594	41,069
Kohl’s Corporation *	2,570	150,529	132,047		560	32,029	28,773
Lowe’s Companies, Inc.	800	33,834	34,360		100	4,177	4,295
Staples, Inc. *	1,700	31,895	31,195		300	5,654	5,505
Target Corporation	3,730	142,231	141,143		700	27,032	26,488
TJX Companies, Inc.	2,000	37,058	37,680		400	7,365	7,536
Wal-Mart Stores, Inc.	4,230	228,107	227,024		800	43,209	42,936
Willians-Sonoma, Inc. *	1,700	45,188	49,640		300	7,944	8,760

		963,232	976,273	11.13%		184,905	186,581	11.57%

Telecommunications
AT&T Wireless Services *	7,300	52,417	59,933		1,300	9,314	10,673
Sprint Corporation (PCS Group) *	11,900	62,756	68,425		2,200	11,621	12,650

		115,173	128,358	1.46%		20,935	23,323	1.45%

Transportation
United Parcel Service, Inc.	1,150	67,896	73,255	0.84%	250	14,934	15,926	0.99%

Total Common Stocks		8,162,916	8,392,780	95.68%		1,518,313	1,546,423	95.93%

Short-Term Investments
Federal Home Loan Banks
0.95% Due 07/01/03	384,000	383,990	383,990	4.38%

Total Investments		$8,546,906	$8,776,770	100.06%		$1,518,313	$1,546,423	95.93%

Other Assets Less Liabilities			(5,405)	(0.06%)			65,621	4.07%

Total Net Assets			$8,771,365	100.00%			$1,612,044	100.00%

* Non – income producing security

See accompanying notes to financial statements.

Supplementary Information

Selected Per Unit Data and Ratios

(Unaudited)

	Six Months Ended		Years Ended December 31,
	June 30, 2003		2002	2001	2000	1999
PER UNIT DATA (a)
Series Q (Qualified)
Investment income	$0.043		$0.099	$0.094	$0.117	$0.094
Expenses	0.080		0.180	0.226	0.374	0.277

Net investment loss	(0.037)		(0.081)	(0.132)	(0.257)	(0.183)
Net realized and unrealized gains (losses) on investments	1.218		(4.481)	(4.577)	(1.398)	5.280

Net increase (decrease) in net asset value	1.181		(4.562)	(4.709)	(1.655)	5.097
Accumulation unit net asset value:
Beginning of period	9.295		13.857	18.566	20.221	15.124

End of period	$10.476		$9.295	$13.857	$18.566	$20.221

Series N (Non-qualified)

Investment income	$0.039		$0.094	$0.090	$0.094	$0.083
Expenses	0.093		0.204	0.251	0.397	0.296

Net investment loss	(0.054)		(0.110)	(0.161)	(0.303)	(0.213)
Net realized and unrealized gains (losses) on investments	1.218		(4.563)	(5.177)	(1.498)	5.894

Net increase (decrease) in net asset value	1.164		(4.673)	(5.338)	(1.801)	5.681
Accumulation unit net asset value:
Beginning of period	9.002		13.675	19.013	20.814	15.133

End of period	$10.166		$9.002	$13.675	$19.013	$20.814

(a) The per unit amounts represent the proportionate distribution of actual investment results as related to the change in unit net asset values for the period.

	Six Months Ended		Years Ended December 31,
	June 30, 2003		2002	2001	2000	1999
RATIOS
Series Q (Qualified)

Operating expenses to average accumulation fund balance	1.66	%*	1.63%	1.55%	1.57%	1.56%
Net investment loss to average accumulation fund balance	(0.77	%)*	(0.73%)	(0.90%)	(1.08%)	(1.03%)
Portfolio turnover rate	35%		102%	79%	102%	98%
Accumulation units outstanding at the end of the period (in thousands)	837		859	925	1,187	1,385

Series N (Non-qualified)

Operating expenses to average accumulation fund balance	2.01	%*	1.91%	1.70%	1.64%	1.62%
Net investment loss to average accumulation fund balance	(1.16	%)*	(1.03%)	(1.09%)	(1.25%)	(1.16%)
Portfolio turnover rate	34%		104%	78%	101%	103%
Accumulation units outstanding at the end of the period (in thousands)	159		163	182	263	342

* Annualized

See accompanying notes to financial statements.

Supplementary Information

Selected Per Unit Data and Ratios (continued)

(Unaudited)

	Years Ended December 31,
	1998	1997	1996	1995	1994
PER UNIT DATA (a)
Series Q (Qualified)

Investment income	$0.116	$0.177	$0.153	$0.119	$0.081
Expenses	0.202	0.159	0.133	0.096	0.073

Net investment income (loss)	(0.086)	0.018	0.020	0.023	0.008
Net realized and unrealized gains (losses) on investments	3.836	2.723	1.551	1.711	(0.020)

Net increase (decrease) in net asset value	3.750	2.741	1.571	1.734	(0.012)
Accumulation unit net asset value:
Beginning of year	11.374	8.633	7.062	5.328	5.340

End of year	$15.124	$11.374	$8.633	$7.062	$5.328

Series N (Non-qualified)

Investment income	$0.096	$0.135	$0.137	$0.117	$0.099
Expenses	0.212	0.166	0.134	0.109	0.102

Net investment income (loss)	(0.116)	(0.031)	0.003	0.008	(0.003)
Net realized and unrealized gains (losses) on investments	3.891	2.66	1.459	1.769	(0.023)

Net increase (decrease) in net asset value	3.775	2.629	1.462	1.777	(0.026)
Accumulation unit net asset value:
Beginning of year	11.358	8.729	7.267	5.490	5.516

End of year	$15.133	$11.358	$8.729	$7.267	$5.490

(a)	The per unit amounts represent the proportionate distribution of actual investment results as related to the change in unit net asset values for the year.

	Years Ended December 31,
	1998	1997	1996	1995	1994
RATIOS

Series Q (Qualified)

Operating expenses to average accumulation fund balance	1.57%	1.59%	1.57%	1.55%	1.55%
Net investment income (loss) to average accumulation fund balance	(0.67%)	0.18%	0.24%	0.38%	0.17%
Portfolio turnover rate	143%	130%	78%	64%	64%
Accumulation units outstanding at the end of the year (in thousands)	1,715	1,887	2,093	5,491	5,597

Series N (Non-qualified)

Operating expenses to average accumulation fund balance	1.63%	1.67%	1.69%	1.71%	1.73%
Net investment income (loss) to average accumulation fund balance	(0.90%)	(0.31%)	0.04%	0.13%	(0.05%)
Portfolio turnover rate	143%	139%	94%	67%	62%
Accumulation units outstanding at the end of the year (in thousands)	475	530	566	586	604

See accompanying notes to financial statements.

Notes to Financial Statements

June 30, 2003

(Unaudited)

1. Organization

The Paul Revere Variable Annuity Contract Accumulation Fund (“the Fund”) is a separate account of The Paul Revere Variable Annuity Insurance Company (“Paul Revere Variable”), and is registered under the Investment Company Act of 1940 as an open-end diversified investment company. Paul Revere Variable is a wholly-owned subsidiary of The Paul Revere Life Insurance Company (“Paul Revere Life”) which in turn is wholly-owned by The Paul Revere Corporation which is wholly-owned by UnumProvident Corporation, formerly Provident Companies, Inc. (“Provident”). The Fund is the investment vehicle for Paul Revere Variable’s tax-deferred group annuity contracts.

2. Accounting policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in those statements and accompanying notes. Actual results may differ from such estimates.

Common and preferred stocks are stated at market values which are based on the last sales prices at June 30, 2003, as reported on national security exchanges or the closing bid prices for unlisted securities as reported by investment dealers. Short-term notes are stated at amortized cost which approximates market value. Unrealized investment gains and losses are included in contract owners’ equity. Realized gains and losses on investments sold are determined on the basis of specific identification of investments. Security transactions are accounted for on the day after the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income is accrued on a daily basis.

The Fund does not distribute net investment income and net realized capital gains through dividends to contract owners. The allocation of net investment income and net realized capital gains occurs automatically in the daily determination of unit net asset values. They are, therefore, included in the value of the contracts in force and in payments to contract owners.

Contract owners’ equity is comprised of two components. Deferred contracts terminable by owner represents amounts attributable to contracts which have not yet annuitized. Currently payable contracts include amounts equivalent to the annuity reserves relating to contracts with current annuities. Annuity reserves are computed for currently payable contracts according to the 1900 Progressive Annuity Mortality Table. The assumed interest rate is either 3.5% or 5% according to the option elected by the annuitant at the time of conversion. Paul Revere Variable bears all the mortality risk associated with these contracts.

3. Investment advisor

Paul Revere Variable acts as investment advisor and underwriter to the Fund and provides mortality and expense guarantees to holders of variable annuity contracts. For these services, Paul Revere Variable receives mortality and expense risk fees and investment management and advisory service fees as shown on the statement of operations which, on an annual basis, will not exceed 2% of the average daily net asset value of the Fund.

Certain administrative services of the Fund are provided by The Variable Annuity Life Insurance Company (“VALIC”) under a contract dated May 15, 1998. These services include processing of unit transactions and daily unit value calculations subsequent to December 1, 1998 as well as accounting and other services.

4. Investment sub-advisor

Under an investment sub-advisory agreement with MFS Institutional Advisors, Inc. (“MFSI”), MFSI provides investment management services to Paul Revere Variable for a fee which, on an annual basis, will equal 0.35% of the average daily net assets of each series of the Fund. This fee is borne by Paul Revere Variable only and does not represent an additional charge to the Fund.

Notes to Financial Statements (continued)

June 30, 2003

(Unaudited)

5. Federal income taxes

The Fund’s operations are included with those of Paul Revere Variable, which is taxed as a life insurance company under the Internal Revenue Code and is included in a consolidated federal tax return filed by Paul Revere Life. In the opinion of Paul Revere Variable management, current law provides that investment income and capital gains from assets maintained in the Fund for the exclusive benefit of the contract owners are generally not subject to federal income tax. However, to the extent that Paul Revere Variable incurs federal income taxes based on the income from the Fund’s assets, the Fund will be charged. No charges for federal income taxes have been made since the inception of the Fund.

6. Security transactions

The aggregate cost of securities purchased and proceeds of securities sold, other than securities with maturities of one year or less, were as follows:

	Series Q (Qualified)		Series N (Non-qualified)
	Purchases	Sales	Purchases	Sales
June 30, 2003	$2,726,595	$3,015,799	$486,435	$582,529
December 31, 2002	$9,615,269	$10,472,798	$1,895,372	$2,107,099

At June 30, 2003, net unrealized appreciation of investments in Series Q, amounting to $229,864, consisted of unrealized gains of $648,455 and unrealized losses of $418,591, net unrealized appreciation of investments in Series N, amounting to $28,110, consisted of unrealized gains of $117,808 and unrealized losses of $89,698.

7. Accumulation units

The change in the number of accumulation units outstanding were as follows:

	Series Q (Qualified)
	Six Months Ended June 30, 2003	Year Ended December 31, 2002
Units outstanding at beginning of period	858,770	924,860
Units credited to contracts:
Net purchase payments	728	277
Units withdrawn from contracts:
Annuity payments	11,805	24,478
Terminations and withdrawals	10,411	41,889

Net units withdrawn	22,216	66,367

Contract units withdrawn in excess of units credited	(21,488)	(66,090)

Units outstanding at end of period	837,282	858,770

Notes to Financial Statements (continued)

June 30, 2003

(Unaudited)

7. Accumulation units (continued)

	Series N (Non-qualified)
	Six Months Ended June 30, 2003	Year Ended December 31, 2002
Units outstanding at beginning of period	162,573	182,247
Units withdrawn from contracts:
Annuity payments	3,962	12,673
Terminations and withdrawals	32	7,001

Net units withdrawn	3,994	19,674

Contract units withdrawn in excess of units credited	(3,994)	(19,674)

Units outstanding at end of period	158,579	162,573

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5-6. [RESERVED].

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED].

ITEM 9. CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer has evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and has concluded that the Registrant’s disclosure controls and procedures by the Registrant in this Form N-CSR were recorded, processed, summarized, and reported timely.

(b)	At the date of filing this Form N-CSR, the Registrant’s Principal Executive Officer and Principal Financial Officer is aware of no significant changes in the Registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of this evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a)	Not applicable.

(b)	(1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 31.

(2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 32.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Paul Revere Variable Annuity

Contract Accumulation Fund

By (Signature and Title): /s/ Donald E. Bogss

Donald E. Boggs, Chairman, Board of Managers

Date: August 29, 2003.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title): /s/ Donald E. Bogss

Donald E. Boggs, Chairman, Board of Managers

Date: August 29, 2003.